Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 16:- RELATED PARTY TRANSACTIONS

a.	Related party transactions:

1.	On November 24, 2024, the audit committee of the board of directors of the Company and the board of directors of the Company approved the purchase of 30 radio-frequency transmitters from Innovative Inc., a company owned by Mr. Gottlieb, a then director of the Company and major shareholder, for $10,512. The audit committee of the board of directors of the Company and the board of directors of the Company further approved the engagement of Innovative Inc. pursuant to which the Company will make additional purchases of production materials from Innovative Inc., on market terms, during a twelve-month period beginning in January 2025, and up to a maximum amount of $100,000. During the year ended December 31, 2025, the Company paid Innovative Inc. an aggregate of $10,512.

Since the Company’s inception, Israel Bar, the Company’s Chief Executive Officer, director and largest shareholder, and Joseph Gottlieb, a former director of the Company and the Company’s second largest shareholder, have provided loans to the Company in an aggregate amount of NIS 7,513,887 (approximately $2,355,137) (the “Shareholders Loans”). On May 9, 2021, the Company entered into a loan facility agreement (the “Loan Facility Agreement”), effective as of January 1, 2021, with Mr. Bar and Mr. Gottlieb.

On March 2, 2023, the Company entered into an amendment (the “Amendment”) to the Loan Facility Agreement, pursuant to which the Company (i) amended the repayment terms set in the Loan Facility Agreement to provide that the amounts outstanding under the Loan Facility Agreement shall be due and payable in 24 equal monthly payments, commencing on February 4, 2024, subject to availability of available free cash (as defined in the Amendment) of the Company and (ii) clarified the total amount due to Mr. Gottlieb under the Loan Agreement is NIS 1,020,347 (approximately $319,858). The total outstanding amount under the Loan Facility Agreement after giving effect to the Amendment was $1,088,250. The Amendment was accounted for as a modification with no change to the book value of the Shareholders Loans. Following Mr. Gottlieb’s passing, his rights under the Shareholders Loans were transferred to his estate in accordance with applicable law. As of December 31, 2025 and 2024, the outstanding amount under the Loan Facility Agreement was $258,837 and $589,467, respectively.

2.	On July 31, 2023, the Company entered into a service agreement (the “Service Agreement”) with Parazero Technologies Ltd. (“Parazero”), pursuant to which the Company will provide to Parazero certain business development services. Pursuant to the terms of the Service Agreement, in consideration for the services provided by the Company, Parazero is required to pay the Company $10,000 per month plus value added tax and certain commissions, in accordance with the terms of the Service Agreement. The Service Agreement was terminated by Parazero on December 31, 2024, pursuant to its terms. The total amount due by Parazero to us as of December 31, 2024 amounted to $47,000.

In addition, in July 2023, the Company purchased 50,000 ordinary shares of Parazero (the “Investment”), at a price of $4.00 per share, for an aggregate purchase price of $200,000, in Parazero’s initial public offering. The Company subsequently sold the ordinary shares purchased in the open market for an aggregate consideration of $108,857. As of December 31, 2025, the Company did not hold any shares of Parazero.

The Company determined that the Service Agreement and the purchase of shares is a related party transaction, as the Chairman of the board of directors of the Company also serves as the chairman of the board of directors of Parazero. The Company analyzed the terms of the Service Agreement and concluded that the terms represent a transaction conducted at arm’s length.

3.

On March 3, 2021, the Company entered into a service agreement with a relative of the Company’s Chief Executive Officer and director (the “Service Provider”), pursuant to which the Service Provider provides mechanical design services as requested by the Company in exchange for hourly compensation of NIS195 (approximately $62). Effective February 2022, the hourly rate under the agreement was increased to NIS 350 (approximately $110).

The amended terms of the Service Provider’s agreement were approved by the audit committee of the board of directors of the Company and the board of directors of the Company on March 14, 2024 and March 20, 2024, respectively, and were ratified by the Company’s shareholders at the Company’s 2024 annual general meeting of shareholders held on May 15, 2024.

4.	The Company occasionally purchases, at market prices, electronic components from Colint Ltd., a company owned by Joseph Gottlieb, a former director of the Company and one of the Company’s major shareholders. No purchases were made from Colint Ltd. during 2025 or 2024.
5.	Related party transactions:

	Year ended December 31,
	2025	2024	2023

Share-based compensation expenses to Board members	$10,821	$11,709	$4,926

Management and consulting fees to Board members	$137,682	$142,055	$133,681

Cost of revenues *	$9,035	$10,512	$29,110

Business development services income	$-	$150,000	$50,000

Development services	$159,948	$123,101	$191,170

*	Related to cost of products purchased from Mr. Gottlieb’s companies.

b.	Related party balances:

	December 31,
	2025	2024

Short-term liabilities due to shareholders and related party	$270,619	$552,213

Long-term loans from related party	$-	$45,343